Summary of material accounting policies (Policies)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Basis of consolidation
(1)	Basis of consolidation -

i)	Subsidiaries
A subsidiary is an entity controlled by Sony Group Corporation. Control is obtained when Sony Group Corporation is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The financial statements of subsidiaries are included in the consolidated financial statements of Sony from the date on which control is obtained until the date on which control is lost.
All intercompany transactions and balances are eliminated in the preparation of the consolidated financial statements.
If any accounting policies applied by a subsidiary differ from those applied by Sony, adjustments are made to the financial statements of the subsidiary as necessary.
Any changes in ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration is directly recognized in equity and attributed to the owners of Sony. When control over a subsidiary is lost, the investment retained in the former subsidiary is remeasured at fair value as of the date when control is lost, and any gain or loss resulting from the loss of control is recognized in profit or loss.

ii)	Associates and joint ventures
An associate is an entity over which Sony has significant influence, but does not have control or joint control, in terms of financial and operating policies.
A joint venture is an investee whereby two or more parties including Sony have the rights to the net assets of the investee in accordance with the terms of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
Investments in associates and joint ventures are accounted for using the equity method from the date on which significant influence or joint control is obtained until the date on which significant influence or joint control is lost. Under the equity method, investments in associates and joint ventures are recognized at cost, adjusted for Sony’s share of the profit or loss and other comprehensive income of the associates and joint ventures from the date on which Sony obtains significant influence or joint control to the date on which Sony loses such significant influence or joint control. Sony recognizes its share of profit or loss of the investees, net of income taxes after the elimination of unrealized intercompany profits, in the consolidated operating income (loss) to the extent of Sony’s interest in these entities.
For investments accounted for using the equity method, the carrying amount of each investment is tested for impairment as a single asset, when there is objective evidence that the investments may be impaired.
If any accounting policies applied by an associate or a joint venture differ from those applied by Sony, adjustments are made to the financial statements of the associate or the joint venture as necessary.
When an investment ceases to be an associate or a joint venture and the use of the equity method is discontinued, any gain or loss arising from discontinuation of the equity method is recognized in profit or loss.

iii)	Joint operations
A joint operation is a joint arrangement whereby two or more parties including Sony have the rights to the assets, and obligations for the liabilities, relating to the investee in accordance with the terms of the joint arrangement.
Sony recognizes its share of the assets, liabilities, revenue and expenses related to joint operations.

iv)	Structured entities
A structured entity is an entity designed so that voting or similar rights are not the dominant factor in deciding who controls the entity.
Sony has control and, therefore, consolidates a structured entity when Sony has exposure or rights to variable returns and has the ability to use its power over the structured entity to affect returns.

Business combinations
(2)	Business combinations -
Sony recognizes identifiable assets acquired and the liabilities assumed of an acquiree at their fair values at the acquisition date with limited exceptions.
Sony recognizes goodwill when the aggregate of the consideration transferred in a business combination, the amount of any non-controlling
interests in the acquiree and the fair value of Sony’s previously held equity interest in the acquiree exceeds the net amount of the identifiable assets and liabilities of the acquiree at the acquisition date. If the aggregate above is less than the net amount of identifiable assets and liabilities, the difference is recognized as a gain. The consideration transferred is calculated as the sum of the fair values of the assets transferred, liabilities assumed and equity interest issued.
Non-controlling
interests are measured either at fair value or based on the
non-controlling
interests’ proportionate share of the acquiree’s net identifiable assets for each business combination transaction.
Acquisition-related costs are recognized as expenses in the period they are incurred.

Foreign currency translation
(3)	Foreign currency translation -

i)	Foreign currency transactions
Foreign currency transactions are translated at the exchange rates prevailing at the transaction date or rates that approximate such rates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the end of the period. Foreign exchange gains and losses resulting from translation and settlement are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges.

ii)	Foreign operations
Assets and liabilities of foreign operations such as overseas subsidiaries and associates are translated using the exchange rates at the end of the period, and revenue and expense items are translated using the average exchange rates for the period unless the exchange rates fluctuate significantly. Exchange differences arising from the translation are recognized in other comprehensive income.
On the disposal of a foreign operation, the cumulative amount of exchange differences relating to that foreign operation is reclassified to profit or loss.

Cash and cash equivalents
(4)	Cash and cash equivalents -
Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Financial instruments
(5)	Financial instruments -
Sony recognizes a financial instrument as a financial asset or a financial liability when Sony becomes party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value. Except for financial assets and financial liabilities measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability are added to the fair value of financial assets or subtracted from the fair value of financial liabilities at initial recognition.

i)	Non-derivative financial assets

a.	Classification and measurement
Non-derivative
financial assets held by Sony are classified as either financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, equity instruments measured at fair value through other comprehensive income or financial assets measured at fair value through profit or loss.
Financial assets measured at amortized cost
Sony classifies a financial asset as measured at amortized cost if the financial asset is held within a business model whose objective is to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The financial asset is measured at amortized cost by using the effective interest method after initial recognition. On derecognition of a financial asset measured at amortized cost, the difference between the carrying amount and the consideration received or receivable is recognized in profit or loss.
Debt instruments measured at fair value through other comprehensive income
A debt instrument is classified as a financial asset measured at fair value through other comprehensive income if the debt instrument is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial asset and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Changes in the fair value of the financial asset after initial recognition, except for impairment gains or losses and foreign exchange gains or losses, are recognized in other comprehensive income. Interest income from these financial assets is recognized in profit or loss using the effective interest method. On derecognition of a debt instrument measured at fair value through other comprehensive income, the cumulative amount previously recognized in other comprehensive income is reclassified to profit or loss.
In the life insurance business, the financial assets are held mainly from the perspective of asset-liability management (“ALM”). The objective of holding financial assets in the life insurance business is to match the interest rate sensitivity (duration) of financial assets and insurance contract liabilities as much as possible, in order to ensure sufficient cash flows are available to settle insurance claims when they come due.
Sony manages these assets as one portfolio, based on the overall objective of managing duration and liquidity needs in a capital-efficient manner. While some assets within the portfolio may be held for a longer period of time, Sony considers, because of its overall objective for these assets, that all the financial assets are held within one business model whose objective is achieved by both collecting cash flows and selling financial assets.
Equity instruments measured at fair value through other comprehensive income
For investments in equity instruments which are not held for trading, Sony may make an irrevocable election at initial recognition to present subsequent changes in fair value of the investments in other comprehensive income.
These financial assets are measured at fair value and subsequent changes in the fair value are recognized in other comprehensive income. Dividends from financial assets are recognized in profit or loss, and the cumulative amount recognized in other comprehensive income is transferred to retained earnings upon derecognition.
Financial assets measured at fair value through profit or loss
Financial assets other than those measured at amortized cost or fair value through other comprehensive income are classified as financial assets measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss include financial assets held for trading.
In the life insurance business, investments held for variable life insurance and individual variable annuity contracts mainly consist of equity securities, debt securities and investment funds, which are measured at fair value through profit or loss.
For certain financial assets that would not normally be measured at fair value through profit or loss, Sony may, at initial recognition, choose the irrevocable option to measure such financial assets at fair value through profit or loss in order to eliminate or significantly reduce an accounting mismatch.
In the life insurance business, Sony mitigates accounting mismatches by designating certain debt securities to be measured at fair value through profit or loss, consistent with insurance finance income or expenses incurred from certain variable life insurance and individual variable annuity contracts after applying IFRS 17 “Insurance Contracts” (“IFRS 17”).
In the banking business, in relation to some fixed-rate debt securities, Sony utilizes derivatives to hedge the risk arising from the changes in the fair value of the debt securities due to unfavorable fluctuations of interest rates, and mitigates accounting mismatches by designating the debt securities to be measured at fair value through profit or loss.

b.	Derecognition
Sony derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or when Sony transfers the contractual rights to receive the cash flows of the financial asset and transfers substantially all of the risks and rewards of the financial asset.

c.	Impairment
Sony estimates expected credit losses and recognizes loss allowances for financial assets measured at amortized cost and debt instruments measured at fair value through other comprehensive income. At each reporting date, Sony measures the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses if the credit risk on that financial instrument has increased significantly since initial recognition. If, at the reporting date, the credit risk on a financial instrument has not increased significantly since initial recognition, Sony measures the loss allowance for that financial instrument at an amount equal to
12-month
expected credit losses. In assessing whether the credit risk has increased significantly or not, Sony uses the change in the risk of a default occurring over the expected life of the financial instrument and estimates expected credit losses by using the method which reflects the past loss rate and other reasonable and supportable forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.
Sony measures the expected credit losses of a financial asset in a way that reflects an unbiased and probability-weighted amount incorporating the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
However, for trade and other receivables, and contract assets including non-current
other receivables in the Pictures segment, the loss allowance is measured at an amount equal to lifetime expected credit losses irrespective of the change of credit risk on a collective basis or an individual basis incorporating factors such as the past-due
status and the attributes of the counterparties.
Sony determines a financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. The criteria that Sony uses to determine that a financial asset is credit-impaired include a default or delinquency of more than 90 days past due in interest or principal payments.
Sony writes off the gross carrying amount of a financial asset when it cannot reasonably expect to recover all or part of the asset.
Debt securities and housing loans in the Financial Services segment
The expected credit losses for debt securities and housing loans in the Financial Services segment are the product of the probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”), by leveraging the Basel III regulatory framework or based on the external information published by major credit rating agencies. Forward-looking economic information is also included in determining the PD.
Assessments on significant increases in credit risk are performed at the reporting date by comparing the risk of default occurring with that at initial recognition. Sony recognizes and measures the expected credit losses on a collective basis or an individual basis using reasonable and supportable information that is available without undue cost or effort, such as asset type, credit ratings, collateral collectability, past-due
status and other relevant characteristics of financial instruments.
In addition, Sony has applied the low credit risk exemption for certain debt securities rated “investment grade” by major credit rating agencies at the reporting date. For such instruments, Sony assumes that the credit risk has not increased significantly since initial recognition.
If contractual terms of a loan have been modified, it is necessary to recalculate the gross carrying amount of that loan by using the original effective interest rate and recognize a modification gain or loss in profit or loss.

ii)	Non-derivative financial liabilities
Sony classifies
non-derivative
financial liabilities as either financial liabilities subsequently measured at amortized cost by using the effective interest method or financial liabilities subsequently measured at fair value through profit or loss.
Sony derecognizes a financial liability when it is extinguished, meaning when the obligation specified in the contract is discharged, cancelled or expired.

iii)	Derivative financial instruments and hedge accounting
All derivatives are recognized as either assets or liabilities in the consolidated statements of financial position at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically through profit or loss or other comprehensive income, depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.
Derivative financial instruments held by Sony are accounted for as described below.
Cash flow hedges
Changes in the fair value of derivatives that are designated and determined to be effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income and reclassified to profit or loss when the hedged transaction affects profit or loss. Changes in the fair value of the ineffective portion are immediately recognized in profit or loss.
Fair value hedges
Changes in the fair value of derivatives that are designated as hedges of the changes in the fair value risk related to the debt securities are recognized in profit or loss. Changes in the fair value of the hedged item attributable to the hedged risk are recorded in profit or loss.
Derivatives not designated as hedges
Changes in the fair value of derivatives not designated as hedges are immediately recognized in profit or loss.
Assessment of hedge effectiveness
When applying hedge accounting, Sony formally documents all hedging relationships between the derivatives designated as hedges and the hedged items, as well as its risk management objectives and strategies for undertaking various hedging activities. Sony links all hedges that are designated as cash flow hedges or fair value hedges to specific assets or liabilities in the consolidated statements of financial position or to the specific forecasted transactions. Sony also assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are designated as hedges have an economic relationship with the hedged item in offsetting changes in fair value or cash flows of hedged items. The effect of credit risk does not dominate the value changes that result from the underlying economic relationship. In addition, the hedge ratio of the hedging relationship is designed to be the same as that resulting from the quantity of the hedged item that Sony actually hedges and the quantity of the hedging instrument that Sony actually uses to hedge that quantity of the hedged item. When it is determined that a derivative no longer has an economic relationship with the hedged item, Sony discontinues hedge accounting.

iv)	Offsetting a financial asset and a financial liability
Sony offsets a financial asset and a financial liability and presents the net amount in the consolidated statements of financial position when Sony currently has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Inventories
(6)	Inventories -
Inventories are measured at the lower of cost or net realizable value. The cost of inventories is determined on the “weighted average cost” basis. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
Property, plant and equipment and depreciation
(7)	Property, plant and equipment and depreciation -
Sony has adopted the cost model for the measurement of property, plant and equipment and presents an item of property, plant and equipment at its cost less any accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment includes any costs directly attributable to the acquisition of the asset as well as costs of its dismantlement, removal or restoration. Property, plant and equipment are depreciated on a straight-line basis over their useful lives (depreciation period ranging from 2 to 50 years for buildings and from 2 to 10 years for machinery and equipment). Sony reviews the residual values and the useful lives at each fiscal year-end,
or sooner if circumstances require.

Leases
(8)	Leases -
When entering into a contract, Sony determines whether an arrangement contains a lease at its inception. An arrangement contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Assets and liabilities recognized from leases are included in right-of-use
(“ROU”) assets, the current portion of long-term debt, and long-term debt in Sony’s consolidated statements of financial position.
ROU assets represent Sony’s right to use an underlying asset for the lease term and lease liabilities represent Sony’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. ROU assets also include any lease payments and initial direct costs incurred on or before the commencement date and exclude lease incentives. In determining the present value of lease payments, Sony generally uses its incremental borrowing rate, as the implicit rate is not available for most of its leases. Sony determines its incremental borrowing rate based on the estimated rate of interest for collateralized borrowings, taking into account the lease term and the economic conditions of each country or region at commencement date. The lease terms may include options to extend or terminate the lease when it is reasonably certain that Sony will exercise that option. If the lease transfers ownership of the underlying asset to the lessee by the end of the lease term or the purchase option is reasonably certain to be exercised, Sony depreciates the ROU assets from the commencement date to the end of the useful life of the underlying assets. Otherwise, Sony depreciates the ROU assets from the commencement date to the earlier of the end of the useful life of the ROU assets or the end of the lease term. Sony accounts for the lease and non-lease
components as a single lease component. Sony has applied the short-term lease exception for leases with a term of one year or less, where ROU assets and lease liabilities are not recognized and the expense is recognized on a straight-line basis.

Intangible assets and amortization, including content assets
(9)	Intangible assets and amortization, including content assets -
Intangible assets are measured using the cost model and stated at cost less accumulated amortization and impairment losses. Intangible assets acquired separately are initially recognized at cost.
Intangible assets with finite useful lives mainly consist of patent rights, know-how,
license agreements, customer relationships, trademarks, software, television carriage contracts (broadcasting agreements), film costs, broadcasting rights, music catalogs, artist contracts, music distribution rights and game content. Patent rights, know-how,
license agreements, trademarks and software are generally amortized on a straight-line basis over 3 to 10 years. Customer relationships, television carriage contracts (broadcasting agreements), artist contracts, music distribution rights and game content are generally amortized on a straight-line basis, over 2 to 15 years. Music catalogs are generally amortized on a straight-line basis, over 5 to 44 years. Film costs are amortized using an ultimate revenue method based on the ratio of current period actual revenues to the estimated remaining total revenues. Sony considers that amortization pursuant to the ultimate revenue method reflects the rate at which it plans to consume the future economic benefits related to the asset, and there is a high correlation between revenue and the consumption of the economic benefits embodied in the intangible assets. Broadcasting rights are generally amortized based on estimated usage or on a straight-line basis over the useful life.
Amortization of intangible assets is included in cost of sales and selling, general and administrative expenses in the consolidated statements of income. Certain intangible assets are assessed to have indefinite lives because there is no foreseeable limit to the period over which such assets are expected to generate net cash flows for Sony.
Film costs, broadcasting rights, music catalogs, artist contracts, music distribution rights and game content are collectively classified and presented as content assets in the consolidated statements of financial position. Film costs include direct production costs, production overhead, and costs for acquisition and distribution rights for both motion picture and television productions. Broadcasting rights, consisting of acquired programming to be aired on Sony’s television networks and DTC streaming services, are recognized when the license period begins and the program is available for use. Music catalogs are exclusive rights to the recorded music master or music copyrights, which consist of melodies and lyrics of songs, that can be exploited and marketed in various markets. Artist contracts are contracts with recorded music artists or songwriters that provide Sony with exclusive rights to musical works. Music distribution rights are agreements to distribute music content owned by third parties. Game content includes internally developed content, content developed through a third-party arrangement where Sony owns the rights to the content, content acquired externally through contracts with third parties, and agreements to distribute game content owned by third parties.

Impairment of non-financial assets
(10)	Impairment of non-financial assets -
Sony reviews the recoverability of its
non-financial
assets, except for inventories, contract costs and deferred tax assets, whenever there is any indication that an asset or a cash-generating unit (“CGU”) may be impaired. In addition, an annual impairment test for goodwill, intangible assets with indefinite useful lives or intangible assets not yet available for use is performed during the fourth quarter of the fiscal year for each CGU or group of CGUs to which the carrying amount of these assets is allocated.
A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. Goodwill is allocated to each CGU or group of CGUs that is expected to benefit from the synergies of a business combination. A CGU or group of CGUs to which goodwill is allocated is not larger than an operating segment.

The recoverable amount of an asset, a CGU or group of CGUs is the higher of its value in use and fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the assets. This approach uses significant estimates and assumptions, including estimated future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, earnings or revenue multiples, the determination of appropriate comparable entities and the determination of whether a premium or discount should be applied to comparables. The assumptions used for estimated future cash flows and the timing of such cash flows for each CGU are generally based on the three-year mid-range
plan (“MRP”) and take into account such factors as historical experience, market and industry information, and current and forecasted economic conditions. Perpetual growth rates are generally utilized to determine a terminal value and are generally set after the three-year forecasted period for the MRP.
If the recoverable amount is determined to be less than the carrying amount of a CGU or group of CGUs, an impairment loss would be recognized equal to the amount by which the carrying amount exceeds the recoverable amount. Such impairment losses are recognized by first reducing the carrying amount of any allocated goodwill and then are allocated to the other assets of the CGU on a pro rata basis of the carrying amount of each asset in the CGU. Impairment losses except for content assets are included in other operating (income) expense, net, and impairment losses for content assets are included in cost of sales in the consolidated statements of income.
Assets other than goodwill are reviewed to assess whether there is any indication that an impairment loss recognized in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of the asset is determined and a reversal of an impairment loss is recognized when the recoverable amount of the asset exceeds the carrying amount. Any increase in the carrying amount of an asset attributable to the reversal of an impairment loss does not exceed the carrying amount of the asset, net of depreciation and amortization, which would have been determined if an impairment loss had never been recognized for the asset in prior periods.

Insurance contract liabilities
(11)	Insurance contract liabilities -

i)	Definition and classification of insurance contracts
Sony defines insurance contracts as the contracts under which Sony accepts significant insurance risk by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. In making this assessment, all substantive rights and obligations, including those arising from laws and regulations, are considered on a contract-by-contract
basis. Sony uses judgment in assessing whether there is a scenario with commercial substance in which there is the possibility of a loss on a present value basis and whether the accepted insurance risk is significant. Contracts that have a legal form of an insurance contract but do not transfer significant insurance risk to Sony are classified as investment contracts and the investment contract liabilities are accounted for as financial liabilities and included in other financial liabilities.
Insurance contracts that Sony underwrites in the life insurance business, which is included in the Financial Services segment, mainly consist of whole life, term life, disease and health insurance, variable life insurance, and individual variable annuity contracts. Sony classifies certain variable life insurance and individual variable annuity contracts as insurance contracts with direct participation features, if they meet all of the following conditions on initial recognition:

-	the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;

-	Sony expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items; and

-	Sony expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in the fair value of the underlying items.
All other insurance contracts are classified as insurance contracts without direct participation features.

ii)	Aggregation of insurance contracts
In measuring insurance contracts, Sony aggregates the insurance contracts into groups. Each group of insurance contracts is determined by identifying portfolios of insurance contracts. Each portfolio is comprised of contracts that are subject to similar risks and are managed together, and Sony mainly divides each portfolio by the quarter to which the issue date of the insurance contracts belongs. The portfolios are then classified into one of the following three groups based on the profitability of contracts:

-	any contracts that are onerous on initial recognition;

-	any contracts that, on initial recognition, have no significant possibility of becoming onerous subsequently; and

-	any remaining contracts.

iii)	Recognition and derecognition of insurance contracts
A group of insurance contracts issued by Sony is recognized from the earliest of:

-	the beginning of the coverage period of the group of insurance contracts;

-	when the first payment from the policyholder in the group of insurance contracts becomes due; and

-	when facts and circumstances indicate that the group of insurance contracts is onerous.
If there is no contractual due date, the due date is considered as the day when the first payment is received from the policyholder.
In addition, only contracts that individually meet the recognition criteria by the end of the reporting period are included in the groups. When contracts individually meet the recognition criteria after the end of the reporting period, they are added to the groups in the reporting period in which they meet the recognition criteria. Composition of the groups is not reassessed in subsequent periods.
Insurance acquisition cash flows are allocated to groups of insurance contracts using a systematic and rational method and considering, in an unbiased way, all reasonable and supportable information that is available without undue cost or effort. If insurance acquisition cash flows are directly attributable to a group of insurance contracts, they are allocated to that group. If insurance acquisition cash flows are directly attributable to a portfolio but not to a group of insurance contracts, then they are allocated to the groups in that portfolio using a systematic and rational method.
Sony derecognizes an insurance contract when it is extinguished, i.e., when the obligation specified in the insurance contract expires or is discharged or canceled. When an insurance contract is derecognized, Sony:

-	adjusts the fulfillment cash flows allocated to the group of insurance contracts to eliminate those relating to the derecognized rights and obligations;

-	adjusts the contractual service margin (“CSM”) of the group of insurance contracts for the change in the fulfillment cash flows; and

-	adjusts the number of coverage units expected for the remaining insurance contract services to reflect the number of coverage units derecognized from the group of insurance contracts.

iv)	Contract boundaries
In measuring groups of insurance contracts, Sony includes all of the future cash flows within the boundary of each contract in the group. Cash flows are within the contract boundary if they arise from substantive rights and obligations that exist during the reporting period in which the policyholder is obliged to pay premiums or Sony has a substantive obligation to provide services (including insurance coverage and any investment services).
A substantive obligation to provide services ends when Sony:

(a)	has the practical ability to reassess the risks of the particular policyholder and can set a price or level of benefits that fully reflects those reassessed risks; or

(b)
has the practical ability to reassess the risks of the portfolio that contains the contract and can set a price or level of benefits that fully reflects the risks of that portfolio, and the pricing of the premiums up to the reassessment date does not take into account risks that relate to periods after the reassessment date.

For cash flows arising during the period after the renewal of the insurance contract with automatic renewal clauses, Sony assesses the contract boundaries and determines that they are within the existing contract boundaries when Sony does not have the above practical ability to reassess the risks.

v)	Initial measurement of insurance contracts not measured under the premium allocation approach (“PAA”)
On initial recognition, Sony measures a group of insurance contracts as the total of the following:

(a)	Fulfillment cash flows
The fulfillment cash flows of the groups of insurance contracts consist of estimates of the future cash flows and risk adjustments for non-financial
risk. The estimates of the future cash flows are adjusted to reflect the time value of money and the associated financial risks, and do not reflect Sony’s non-performance
risk. The discount rates reflect the characteristics of the cash flows arising from the groups of insurance contracts, including timing, currency and liquidity of cash flows. The determination of the discount rate that reflects the characteristics of the cash flows and liquidity characteristics of the insurance contracts involves significant estimation. The risk adjustment for non-financial
risk, determined separately from the other estimates, is designed to reflect the compensation required for bearing uncertainty about the amount and timing of the cash flows that arise from non-financial
risk.

(b)	CSM
The CSM of a group of insurance contracts represents the unearned profit that Sony will recognize as it provides insurance contract services under those contracts.

vi)	Subsequent measurement of insurance contracts not measured under the PAA
The carrying amount of a group of insurance contracts at each reporting date is the sum of the liability for incurred claims and the liability for remaining coverage. The liability for incurred claims comprises the fulfillment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported. The liability for remaining coverage comprises the items described below.

(a)	Fulfillment cash flows
The fulfillment cash flows of groups of insurance contracts are measured at the reporting date using current estimates of future cash flows, discount rates, and risk adjustment for non-financial
risk. The mortality rates, morbidity rates, lapse and surrender rates, and discount rates, which are used to measure the estimates of the present value of future cash flows, are significant assumptions for measuring insurance contract liabilities not measured under the PAA.

(b)	CSM
The carrying amount of the CSM of contracts without direct participation features at each reporting date is the carrying amount at the beginning of the fiscal year, adjusted for the following items (items (2), (3)1, (3)2, and (3)4 below are measured using the discount rate determined at initial recognition
(locked-in
discount rate)):

(1)	the effect of any new contracts that are added to the group during the current period;

(2)	the interest accreted on the carrying amount of the CSM during the current period;

(3)	the changes in fulfillment cash flows relating to future service including the following items:

1.
experience adjustments arising from premiums received in the current period that relate to future services (including those for related cash flows such as insurance acquisition cash flows and premium-based taxes);

2.	changes in estimates of the present value of future cash flows in the liability for remaining coverage (excluding the effect of the time value of money, financial risk and changes therein);

3.	differences between any investment component expected to become payable in the current period and the actual investment component that becomes payable in the current period; and

4.	changes in the risk adjustment for non-financial risk that relate to future services;

(4)	the effect of any currency exchange differences; and

(5)	the amount recognized as insurance revenue for insurance contract services provided during the current period, which is determined after all other adjustments above.

The carrying amount of the CSM of contracts with direct participation features at each reporting date is the carrying amount at the beginning of the fiscal year, adjusted for the following items (items (3)2, (3)3, (3)4, and (3)5 below are measured using the current discount rate):

(1)	the effect of any new contracts that are added to the group during the current period;

(2)	the changes in Sony’s share of the fair value of the underlying items;

(3)	the changes in the fulfillment cash flows that do not vary based on the returns of underlying items including the following items:

1.	changes in the effect of the time value of money and financial risks including the effect of financial guarantees;

2.
experience adjustments arising from premiums received in the current period that relate to future services (including those for related cash flows such as insurance acquisition cash flows and premium-based taxes);

3.	changes in estimates of the present value of future cash flows in the liability for remaining coverage (excluding the effect of the time value of money, financial risk and changes therein);

4.	differences between any investment component expected to become payable in the current period and the actual investment component that becomes payable in the current period; and

5.	changes in the risk adjustment for non-financial risk that relate to future services;

(4)	the effect of any currency exchange differences; and

(5)	the amount recognized as insurance revenue for insurance contract services provided during the current period, which is determined after all other adjustments above.
Sony has selected an accounting policy to update accounting estimates related to insurance contracts made in the previous interim consolidated financial statements in the subsequent annual and interim consolidated financial statements and to measure the annual results using the year-to-date
approach.
Changes in the fulfillment cash flows that relate to current or past services are recognized as profit or loss. Changes in the fulfillment cash flows that relate to future services are adjusted as the CSM or loss component as follows:

-
when an increase in the fulfillment cash flows exceeds the carrying amount of the CSM, the CSM is reduced to zero and the excess is recognized as insurance service expenses and such excess is recorded as a loss component of the liability for the remaining coverage;

-	when the CSM is zero, changes in the fulfillment cash flows adjust the loss component within the liability for remaining coverage with correspondence to insurance service expenses; and

-	the excess of any decrease in the fulfillment cash flows over the loss component reduces the loss component to zero and reinstates the CSM.
When a loss component exists, Sony allocates the following items between the loss component and the remaining component of the liability for the remaining coverage for the respective group of insurance contracts, based on the ratio of the loss component to the fulfillment cash flows relating to the expected future cash outflows:

(1)	expected incurred claims and other directly attributable expenses for the period;

(2)	changes in the risk adjustment for non-financial risk for the risk expired; and

(3)	finance income (expenses) from insurance contracts issued.
The amounts of loss component allocation in (1) and (2) above reduce the respective components of insurance revenue and are reflected in insurance service expenses.

vii)	Measurement of insurance contracts measured under the PAA
For certain insurance contracts with a coverage period of one year or less at initial recognition, Sony uses the PAA to simplify the measurement of the group of insurance contracts.
Under the PAA, on initial recognition of each group of insurance contracts, the carrying amount of the liability for remaining coverage is measured at the premiums received on initial recognition, minus any insurance acquisition cash flows allocated to the group at the date of the receipt of the premiums. Sony amortizes insurance acquisition cash flows over the coverage period of the group of insurance contracts.

Subsequently, the carrying amount of the liability for remaining coverage is increased by any premiums received and the amortization of insurance acquisition cash flows recognized as expenses, and decreased by the amount recognized as insurance revenue for services provided and any additional insurance acquisition cash flows allocated after initial recognition.

viii)	Presentation
Portfolios of insurance contracts that are assets and those that are liabilities are presented separately in the consolidated statements of financial position. If no insured event has occurred and the surrender option has not been exercised as of the reporting date, the insurance contract liabilities are classified as non-current
liabilities. However, if an insured event occurs or the surrender option is exercised, Sony loses its rights to postpone the payment of these liabilities. In this case, the insurance contract liabilities are classified as current liabilities, as they are due to be settled within 12 months after the end of the reporting period.
Sony disaggregates amounts recognized in the consolidated statements of income and the consolidated statements of comprehensive income into insurance revenue and insurance service expenses (collectively referred to as the “insurance service result”), and insurance finance income or expenses. Sony does not disaggregate changes in the risk adjustment for non-financial
risk between the insurance service result and insurance finance income or expenses and includes them in the insurance service result.

(a)	Insurance revenue
Insurance revenue excludes any investment components and is recognized as follows:

(1)	Contracts not measured under the PAA
Sony recognizes insurance revenue as it provides insurance contract services. For contracts not measured under the PAA, the insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which Sony expects to receive consideration, and primarily comprises the following items:

-	a release of the CSM, measured based on coverage units provided during the current period;

-	changes in the risk adjustment for non-financial risk relating to current services;

-	claims and other insurance service expenses incurred during the current period, measured at the amounts expected at the beginning of the current period; and

-	allocation of the amount of insurance acquisition cash flows in a systematic way based on the passage of time.
The release amount of the CSM of a group of insurance contracts that is recognized as insurance revenue in each period is determined by identifying the coverage units in the group and recognizing in profit or loss the amount of the CSM allocated to the coverage units provided during the current period. The number of coverage units is the quantity of services provided based on the insurance contracts in the group, determined by considering the quantity of benefits to be provided by each insurance contract in the group and the expected coverage period.
Services provided based on insurance contracts include insurance coverage and, for all direct participating contracts, investment related services for managing underlying items on behalf of policyholders. Insurance contracts other than direct participating contracts include investment return services for generating an investment return for the policyholder.

(2)	Contracts measured under the PAA
For contracts measured under the PAA, the insurance revenue for each period is the amount of expected premium receipts for providing services during the period. Sony allocates the expected premium receipts to each period based mainly on the passage of time.

(b)	Insurance service expenses
Insurance service expenses comprise the following items:

(1)	incurred claims and benefits excluding investment components and reduced by the loss component allocation;

(2)	other incurred and directly attributable insurance service expenses (reduced by the loss component allocation);

(3)	amortization of insurance acquisition cash flows;

(4)	changes that relate to past services (e.g., changes in the fulfillment cash flows relating to the liability for incurred claims); and

(5)	changes that relate to future services (e.g., losses on onerous insurance contracts and reversal of those losses arising from changes in the loss components).
For contracts not measured under the PAA, amortization of insurance acquisition cash flows is reflected in insurance service expenses in the same amount as insurance acquisition cash flows recovery reflected within insurance revenue as described above.

(c)	Insurance finance income or expenses
Insurance finance income or expenses comprise changes in the carrying amounts of groups of insurance contracts arising from the effects of the time value of money, financial risk and changes therein. Sony has chosen to disaggregate insurance finance income or expenses between profit or loss and other comprehensive income for contracts without direct participation features, excluding certain variable life insurance and individual variable annuity contracts. The amount included in profit or loss is determined by a systematic allocation of the expected total insurance finance income or expenses over the duration of the group of insurance contracts. The amount of systematic allocation is determined using the discount rates determined on initial recognition of the group of insurance contracts. As a result of this systematic allocation, the total amounts recognized in other comprehensive income is equal to zero over the duration of the group of insurance contracts. In addition, the cumulative amount recognized in other comprehensive income at any point in time is the difference between the carrying amount of the group of insurance contracts and the amount measured by this systematic allocation.
For contracts with direct participation features, the insurance finance income or expenses include changes in the value of underlying items (excluding additional premium payments and withdrawals), all of which are recognized in profit or loss.

Provisions
(12) Provisions -
Provisions are recognized when Sony has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations, and reliable estimates can be made of the amount of obligations.
Provisions mainly consist of participation and residual liabilities in the Pictures segment and product warranties. Product warranties are included in other current liabilities in the consolidated statements of financial position.

i)	Participation and residual liabilities in the Pictures segment
Parties involved in the production or exploitation of film and television content may be compensated in part by contingent payments based on the financial results of a film or television show pursuant to contractual formulas (participations) and by contingent amounts due under provisions of collective bargaining agreements (residuals). Such parties are collectively referred to as participants, and such costs are collectively referred to as participation and residual costs. Participation and residual costs may be given to creative talent, such as actors or writers, investors or to entities from whom distribution rights are licensed.
Participation and residual liabilities are accrued based on the ratio of current period actual revenues to the estimated remaining total revenues. The participation and residual liabilities are expected to be relieved when the contingent payments are fixed and paid. The majority of the non-current
portion of participation and residual liabilities is expected to be paid within the next 10 years.
Sony also enters into arrangements with other studios to jointly produce and distribute films, under which each partner is responsible for the distribution of the film in specific territories or distribution windows. The partners’ shares in the profits and losses of the films under these arrangements are included within participation and residual costs.

ii)	Product warranties
Sony guarantees delivered products and rendered services for a certain period or term and records product warranties to prepare for such expenses. Product warranties are calculated based upon product sales, estimated probability of failure and estimated cost per claim. The estimates and forecasts used in the calculation of product warranties are reviewed on a periodic basis.

Employee benefits
(13)	Employee benefits -

i)	Post-employment benefits
Sony adopts defined benefit plans and defined contribution plans.
Defined benefit plans
Sony recognizes the net defined benefit liability or asset of defined benefit plans in the consolidated statements of financial position as the amount of the present value of defined benefit obligations less the fair value of plan assets.
The present value of defined benefit obligations is calculated by discounting the expected future benefit, and service costs are determined by using the projected unit credit method. If the fair value of plan assets is in excess of the present value of defined benefit obligations, the amount of any asset to be recognized is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan. The discount rate is determined by reference to market yields at each fiscal year-end
on high-quality corporate bonds which have approximately the same term as the defined benefit obligations and are payable in the same currency as the benefit payments. Net interest on the net defined benefit liability or asset is calculated by multiplying the net defined benefit liability or asset by the discount rate.
Past service cost, which is the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment, is recognized in profit or loss.
Remeasurements of the net defined benefit liability or asset are recognized in other comprehensive income when they occur and transferred to retained earnings immediately.
Defined contribution plans
Sony recognizes contributions to defined contribution plans as expenses when employees have rendered related services.

ii)	Short-term employee benefits
Sony recognizes short-term employee benefits, such as salaries, bonuses and annual paid absences, as expenses at the amount expected to be paid in exchange for services when employees have rendered such services.

Stock-based compensation
(14)	Stock-based compensation -

i)	Stock option plan
Sony estimates the cost of stock options at their fair value on the grant date and recognizes the expense over the vesting period with a corresponding increase in equity. The fair value of options granted is calculated using the Black-Scholes model with consideration for terms and conditions of the stock options.

ii)	Restricted stock unit plan
Sony estimates the cost of restricted stock units by the fair value of the units granted on the grant date and recognizes the expense over the vesting period with a corresponding increase in equity.

Fair value measurement
(15)	Fair value measurement -
Sony measures fair value as an exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.
Sony determines a hierarchy of inputs to valuation techniques based on the extent to which inputs used in measuring fair value are observable in the market. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect assumptions which Sony developed using the information that market participants would use in pricing the asset or liability. Observable market data is used if such data is available without undue cost and effort. Each fair value measurement is reported in one of three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety.
These levels are:

Level 1	-	Inputs are unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2	-
Inputs are based on observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

Level 3	-	One or more significant inputs are unobservable.
When available, Sony uses unadjusted quoted market prices in active markets to measure fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters, such as interest rates, currency rates and option volatilities. Items valued using internally generated models are classified according to the lowest level input that is significant to the valuation. For certain financial assets and liabilities, Sony determines fair value using third-party information such as indicative quotes from dealers and quantitative input from investment advisors following Sony’s established valuation procedures including validation against internally developed prices. Additionally, Sony considers both counterparty credit risk and Sony’s own creditworthiness in determining fair value. Sony attempts to mitigate credit risk to third parties by entering into netting agreements and actively monitoring the creditworthiness of counterparties and its exposure to credit risk through the use of credit limits and by selecting major international banks and financial institutions as counterparties.
Transfers between levels are deemed to have occurred at the beginning of each reporting period in which the transfers occur.

Revenue recognition
(16)	Revenue recognition -
Sony recognizes revenue in an amount that reflects the consideration Sony expects in exchange for satisfying performance obligations to transfer the goods or services promised in contracts with customers. This is in accordance with the following steps:
Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) Sony satisfies a performance obligation.
Sony owns a variety of intellectual property throughout its segments and recognizes revenue through the licensing of such intellectual property. Sony licenses rights to use its intellectual property and rights to access its intellectual property. When Sony grants a customer the right to use Sony’s intellectual property, Sony satisfies its performance obligation at the point in time when the customer obtains control and is entitled to benefit from the license. When Sony grants a customer the right to access Sony’s intellectual property, Sony satisfies its performance obligation over the license period.
Incremental costs of obtaining a contract and costs to fulfill a contract are recognized as assets when Sony expects to recover these costs. The incremental costs of obtaining a contract are those costs that would not have been incurred if the contract had not been obtained. Costs to fulfill a contract are those costs that are directly related to a contract or to an anticipated contract and that generate or enhance resources for Sony to satisfy its performance obligations. Sony applies a practical expedient and recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would have been recognized is one year or less.
Performance
obligations in contracts for the Entertainment, Technology & Services (“ET&S”) and Imaging & Sensing Solutions (“I&SS”) segments are primarily to deliver various kinds of electronic equipment, instruments and devices to customers. Revenues from these performance obligations are generally recognized when a promised good is delivered to a customer. However, if the sales contract contains a customer acceptance provision, then revenues are recognized when the customer accepts the promised good or when a deemed acceptance occurs by the lapse of time. Revenues are also recognized over time, primarily from the provision of internet broadband network services to subscribers over the subscription period. Revenues are recognized net of anticipated returns and sales incentives.
Within the Game & Network Services (“G&NS”) segment, revenues from hardware, peripherals and software discs are recognized when performance obligations are satisfied by transferring control to the retailer/distributor, net of anticipated returns, sales incentives and cooperative advertising obligations. Revenues from platform licensing to publishers are recognized when physical software discs are delivered. Revenues from digital game content, which is a right to use Sony’s intellectual property, are recognized when the digital content is made available for use by the licensee via an online platform, net of anticipated sales incentives and credit card chargebacks. Revenues from digital game content involving multiple performance obligations, such as obligations to make content available on future dates, are allocated to each performance obligation based on the relative standalone selling prices that are observable in the market or Sony’s best estimate. Revenues from subscription fees for digital subscription services are recognized over the subscription period.
Within the Music segment, Sony licenses intellectual property that transfer to a customer either a right to use Sony’s intellectual property, or a right to access Sony’s intellectual property. Revenues are recognized when the customer has the right to use or access the intellectual property and obtains control of the use or access of that license. Digital revenues include revenues from contracts with digital streaming services typically recognized as a single performance obligation, which is ongoing access to intellectual property in an evolving library of content over the contract term, predicated on: (1) the business practice and contractual ability to remove specific content without a requirement to replace the content and without impact to minimum royalty guarantees and (2) the contracts not containing a specific listing of content subject to the license. For these contracts, revenues are recognized based on sales and usage royalties, except where there is a minimum royalty guarantee that is not expected to be recouped, or a fixed fee, which is recognized on a straight-line basis over the term of the contract. Revenues from the sale of physical products such as CDs, net of anticipated returns and sales incentives, are recognized when delivery has occurred and the product is available for sale to the public.

Within the Pictures segment, revenues from the theatrical exhibition of motion pictures are recognized as the customer exhibits the film. Revenues from the licensing of motion picture and television programming for pay and free television exhibition and other markets are recognized when the product is available for use by the licensee. Revenues for motion picture and television program licensing arrangements involving multiple performance obligations, for example a fee for multiple titles, territories or availability dates, are allocated based on the relative standalone selling price of each performance obligation using Sony’s best estimate based on available information such as market conditions and internal pricing guidelines. Each individual motion picture or television programming product delivered generally represents a separate performance obligation. Licensing revenue associated with renewals or extensions of existing agreements for motion pictures and television programming is recognized when the licensee can use and benefit from the content under the renewal or extension. Licensing revenue associated with minimum guarantees for a right to access Sony’s intellectual property is recognized ratably over the license term. Revenues from electronic sell-through and video-on-demand
are recognized when the product is made available for viewing via digital distribution platforms. Revenues from the sale of broadcast advertising are recognized when the advertisement is aired, and the performance obligation in these arrangements is the delivery of advertising spots and may include a guaranteed amount of impressions. When a guarantee for a number of impressions is not achieved, revenues are not recognized until additional advertising spots are delivered to provide the guaranteed impressions. Revenues from subscription fees received by television networks and DTC streaming services are recognized when the service is provided. The performance obligation under network subscription arrangements is a right to use Sony’s intellectual property that is satisfied as programming is provided over the term of the arrangement.
Revenue is generally recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Financial services revenue
(17)	Financial services revenue -
Financial services revenue consists of insurance revenue and other financial services revenue (refer to Note 3 I. Material accounting policies (11) regarding insurance revenue). Other financial services revenue includes items such as interest, dividends and the impact of foreign exchange rate fluctuations incurred from financial instruments held in the Financial Services segment.

Cost of sales
(18)	Cost of sales -
Costs classified as cost of sales relate to the producing and manufacturing of products and include items such as material cost, subcontractor cost, depreciation of property, plant and equipment, amortization of intangible assets including content assets, employee benefits expenses and research and development costs.

Research and development expenditures
(19)	Research and development expenditures -
Research and development expenditures include items such as employee benefits expenses and other direct and indirect expenses associated with research and product development. Development expenditures are capitalized only when technical feasibility is achieved, Sony has the intention, ability and sufficient resources to use or sell the outcome of the development, it is probable that the outcome will generate a future economic benefit, and the cost can be reliably measured. Capitalized development costs are measured as the sum of total expenditures for development upon achieving the foregoing conditions for capitalization until development is completed. Research expenditures and other development expenditures that do not meet the foregoing conditions are expensed as incurred and included in the cost of sales in the consolidated statements of income.

Selling, general and administrative
(20)	Selling, general and administrative -
Costs classified as selling expenses relate to promoting and selling products and include items such as advertising, promotion, shipping and warranty expenses. General and administrative expenses include operating items such as employee benefits expenses, depreciation of property, plant and equipment, office rental for sales, marketing and administrative divisions, loss allowance for trade receivables and amortization of intangible assets.

Advertising costs
(21)	Advertising costs -
Advertising costs are expensed as incurred.
Shipping and handling costs
(22)	Shipping and handling costs -
The majority of shipping and handling, warehousing and internal transfer costs for finished goods are included in selling, general and administrative expenses. However, in the Pictures segment, certain costs are charged to cost of sales as they are an integral part of producing and distributing motion pictures and television programming. All other costs related to Sony’s distribution network are included in cost of sales, including inbound freight charges, purchasing and receiving costs, inspection costs and warehousing costs for raw materials and in-process
inventory. Shipping and handling activities that occur after control of the related good transfers are treated as separate performance obligations. Amounts paid by customers for shipping and handling costs are included in sales.

Financial services expenses
(23)	Financial services expenses -
Financial services expenses consist of insurance service expenses, insurance finance income or expenses, and other financial services expenses (refer to Note 3 I. Material accounting policies (11) regarding insurance service expenses, and insurance finance income or expenses). Other financial services expenses include items such as interest expenses in the banking business.

Income taxes
(24)	Income taxes -
Income taxes consist of current and deferred taxes. Current and deferred taxes are recognized in profit or loss, except to the extent that the tax arises from a business combination, or a transaction or event which is recognized, in the same or a different period, outside profit or loss, either in other comprehensive income or directly in equity.
Current taxes are computed based on taxable profit or loss for the year, using the tax rates enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are recognized for temporary differences between the tax bases of assets and liabilities and their carrying amounts at the end of the reporting period. Deferred tax liabilities include the liabilities being recognized for undistributed profits of subsidiaries and associates accounted for under the equity method that are expected to be remitted in the foreseeable future. Deferred income taxes are determined using tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise from the initial recognition of an asset or liability in a transaction which is not a business combination and which, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).
Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the assets can be utilized. Accordingly, the valuation of the deferred tax assets is assessed periodically with available evidence related to the recoverability of the deferred tax assets. Management’s judgment related to this assessment considers the nature, frequency and severity of current and cumulative losses on an individual tax jurisdiction basis, forecasts of future profitability after consideration of uncertain tax positions, excess of appreciated asset value over the tax basis of net assets, the duration of statutory carryforward periods, the past utilization of net operating loss carryforwards prior to expiration, as well as prudent and feasible tax planning strategies which would be employed by Sony to prevent net operating loss and tax credit carryforwards from expiring unutilized.
Sony records assets and liabilities resulting from uncertain tax positions taken or expected to be taken in a tax return. The amount of income taxes Sony pays is subject to ongoing audits by various taxing authorities, which may result in proposed assessments. In addition, several significant items related to intercompany transfer pricing are currently the subject of negotiations between taxing authorities in different jurisdictions as a result of pending advance pricing agreement applications and competent authority requests. Sony’s estimate for the potential outcome for any uncertain tax issues is judgmental and requires significant estimates. Sony assesses its income tax positions and records tax benefits and expenses for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date.

Net income (loss) attributable to Sony Group Corporation's stockholders per share ("EPS")
(25)	Net income (loss) attributable to Sony Group Corporation’s stockholders per share (“EPS”) -
Basic EPS is computed based on the weighted-average number of shares of common stock outstanding during each period. The computation of diluted EPS reflects the maximum possible dilution from conversion, exercise, or contingent issuance of securities. All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Sony Group Corporation’s stockholders.

New accounting standards and interpretations not yet adopted
II.	New accounting standards and interpretations not yet adopted
Major new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements which are not effective and have not yet been adopted by Sony as of March 31, 2025 are as follows:
Amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures”
In May 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and 7).” These amendments were issued to improve the disclosure of information such as investments in equity instruments designated at fair value through other comprehensive income, among other items, and are effective for Sony as of April 1, 2026. They will have no impact on Sony’s results of operations and financial position.
IFRS 18 “Presentation and Disclosure in Financial Statements”
In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” (“IFRS 18”). IFRS 18 mainly introduces three sets of requirements to give investors more transparent and comparable information about companies’ financial performance: additional subtotals with newly defined categories for classifying income and expenses in the statement of profit or loss, disclosures about management-defined performance measures, and enhanced requirements for more useful grouping of information in the financial statements.
IFRS 18 will be effective for Sony as of April 1, 2027, with early adoption permitted. The impact of IFRS 18 on Sony’s consolidated financial statements is being evaluated.